Quarterly Holdings Report
for
VIP Hedged Equity Portfolio
March 31, 2025
VHEI-NPRT1-0525
1.9911021.100
Common Stocks - 96.1%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	157	1,807
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	8	1,920
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	94	962
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	16	1,605
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	67	1,469
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	21	1,963
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	13	1,150
SWITZERLAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity PLC	101	14,273
UNITED STATES - 95.6%
Communication Services - 8.5%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent Inc (a)	40	1,434
Verizon Communications Inc	740	33,567
		35,001
Entertainment - 1.5%
Liberty Media Corp-Liberty Formula One Class A (a)	15	1,222
Netflix Inc (a)	45	41,964
ROBLOX Corp Class A (a)	18	1,049
Spotify Technology SA (a)	4	2,200
TKO Group Holdings Inc Class A	8	1,222
Walt Disney Co/The	221	21,813
		69,470
Interactive Media & Services - 6.1%
Alphabet Inc Class A	1,037	160,362
IAC Inc Class A (a)	25	1,149
Meta Platforms Inc Class A	214	123,341
Pinterest Inc Class A (a)	48	1,488
ZoomInfo Technologies Inc (a)	102	1,019
		287,359
Media - 0.2%
Charter Communications Inc Class A (a)	17	6,266
Paramount Global Class B	167	1,997
Sirius XM Holdings Inc	46	1,037
Trade Desk Inc (The) Class A (a)	24	1,313
		10,613
TOTAL COMMUNICATION SERVICES		402,443

Consumer Discretionary - 9.3%
Automobile Components - 0.0%
Gentex Corp	44	1,025
Lear Corp	19	1,676
		2,701
Automobiles - 1.5%
Harley-Davidson Inc	36	909
Tesla Inc (a)	270	69,973
Thor Industries Inc	10	758
		71,640
Broadline Retail - 3.7%
Amazon.com Inc (a)	909	172,947
Ollie's Bargain Outlet Holdings Inc (a)	10	1,164
		174,111
Diversified Consumer Services - 0.0%
H&R Block Inc	20	1,098
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (a)	61	7,287
Booking Holdings Inc	3	13,821
DoorDash Inc Class A (a)	15	2,742
DraftKings Inc Class A (a)	33	1,096
Hilton Worldwide Holdings Inc	76	17,294
Hyatt Hotels Corp Class A	14	1,715
Light & Wonder Inc Class A (a)	12	1,039
McDonald's Corp	96	29,988
Starbucks Corp	165	16,185
Vail Resorts Inc	6	960
Wingstop Inc	4	902
		93,029
Household Durables - 0.2%
KB Home	20	1,162
Newell Brands Inc	100	620
Taylor Morrison Home Corp (a)	27	1,621
Toll Brothers Inc	36	3,801
TopBuild Corp (a)	5	1,525
		8,729
Specialty Retail - 1.6%
AutoNation Inc (a)	11	1,781
Burlington Stores Inc (a)	10	2,383
Carvana Co Class A (a)	5	1,045
Chewy Inc Class A (a)	27	878
Dick's Sporting Goods Inc	8	1,612
Floor & Decor Holdings Inc Class A (a)	19	1,529
Home Depot Inc/The	130	47,645
Lithia Motors Inc Class A	4	1,174
Murphy USA Inc	3	1,409
Penske Automotive Group Inc	7	1,008
Ross Stores Inc	110	14,057
Valvoline Inc (a)	30	1,044
Williams-Sonoma Inc	7	1,107
		76,672
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	207	13,140
TOTAL CONSUMER DISCRETIONARY		441,120

Consumer Staples - 6.0%
Beverages - 0.3%
Celsius Holdings Inc (a)	40	1,425
Coca-Cola Consolidated Inc	1	1,349
Constellation Brands Inc Class A	59	10,828
		13,602
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	51	1,121
BJ's Wholesale Club Holdings Inc (a)	14	1,597
Casey's General Stores Inc	3	1,302
Costco Wholesale Corp	57	53,910
Maplebear Inc (a)	23	917
Walmart Inc	526	46,179
		105,026
Food Products - 0.8%
General Mills Inc	291	17,399
Kraft Heinz Co/The	447	13,602
Post Holdings Inc (a)	10	1,164
The Campbell's Company	136	5,429
		37,594
Household Products - 1.4%
Kimberly-Clark Corp	99	14,079
Procter & Gamble Co/The	311	53,001
		67,080
Tobacco - 1.3%
Altria Group Inc	383	22,988
Philip Morris International Inc	245	38,889
		61,877
TOTAL CONSUMER STAPLES		285,179

Energy - 3.4%
Energy Equipment & Services - 0.2%
ChampionX Corp	34	1,013
Halliburton Co	368	9,336
		10,349
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Corp	67	1,206
Antero Resources Corp (a)	30	1,213
Cheniere Energy Inc	25	5,785
Chevron Corp	190	31,785
Chord Energy Corp	16	1,804
Devon Energy Corp	290	10,846
DT Midstream Inc	15	1,447
Expand Energy Corp	31	3,451
Exxon Mobil Corp	487	57,919
Marathon Petroleum Corp	73	10,635
Matador Resources Co	24	1,226
Occidental Petroleum Corp	274	13,525
Ovintiv Inc	67	2,868
Permian Resources Corp Class A	290	4,017
Range Resources Corp	28	1,118
		148,845
TOTAL ENERGY		159,194

Financials - 14.1%
Banks - 3.2%
Bank of America Corp	952	39,727
Comerica Inc	33	1,949
FNB Corp/PA	64	861
JPMorgan Chase & Co	313	76,779
Pinnacle Financial Partners Inc	9	954
SouthState Corp	11	1,021
Wells Fargo & Co	415	29,793
Western Alliance Bancorp	11	845
		151,929
Capital Markets - 2.3%
Affiliated Managers Group Inc	6	1,008
Ares Management Corp Class A	27	3,958
Blue Owl Capital Inc Class A	66	1,323
Carlyle Group Inc/The	44	1,918
Charles Schwab Corp/The	185	14,482
Evercore Inc Class A	10	1,997
FactSet Research Systems Inc	15	6,820
Goldman Sachs Group Inc/The	46	25,129
Houlihan Lokey Inc Class A	19	3,069
Interactive Brokers Group Inc Class A	13	2,153
Janus Henderson Group PLC	39	1,410
Jefferies Financial Group Inc	41	2,196
Lazard Inc Class A	19	822
LPL Financial Holdings Inc	4	1,309
MarketAxess Holdings Inc	6	1,298
Moody's Corp	42	19,559
Morningstar Inc	5	1,499
Robinhood Markets Inc Class A (a)	28	1,165
SEI Investments Co	44	3,416
Stifel Financial Corp	29	2,734
T Rowe Price Group Inc	93	8,544
Tradeweb Markets Inc Class A	18	2,672
		108,481
Consumer Finance - 0.1%
Ally Financial Inc	61	2,225
Credit Acceptance Corp (a)	2	1,033
SLM Corp	34	998
SoFi Technologies Inc Class A (a)	57	662
		4,918
Financial Services - 5.6%
Berkshire Hathaway Inc Class B (a)	194	103,321
Block Inc Class A (a)	29	1,576
Corebridge Financial Inc	57	1,799
Corpay Inc (a)	17	5,928
Equitable Holdings Inc	91	4,740
Essent Group Ltd	18	1,039
Mastercard Inc Class A	106	58,101
PayPal Holdings Inc (a)	146	9,527
Rocket Cos Inc Class A	86	1,038
Toast Inc Class A (a)	30	995
Visa Inc Class A	209	73,246
Voya Financial Inc	20	1,355
		262,665
Insurance - 2.7%
AFLAC Inc	141	15,678
American Financial Group Inc/OH	16	2,101
Arthur J Gallagher & Co	68	23,476
Fidelity National Financial Inc	32	2,083
First American Financial Corp	23	1,509
Hartford Insurance Group Inc/The	155	19,178
Markel Group Inc (a)	3	5,609
Marsh & McLennan Cos Inc	105	25,623
MetLife Inc	199	15,978
Old Republic International Corp	72	2,824
Principal Financial Group Inc	99	8,353
Reinsurance Group of America Inc	14	2,757
Ryan Specialty Holdings Inc Class A	16	1,182
Unum Group	14	1,140
		127,491
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	194	1,859
Annaly Capital Management Inc	203	4,123
Rithm Capital Corp	119	1,362
Starwood Property Trust Inc	100	1,977
		9,321
TOTAL FINANCIALS		664,805

Health Care - 10.8%
Biotechnology - 1.9%
AbbVie Inc	212	44,418
Alnylam Pharmaceuticals Inc (a)	6	1,620
BioMarin Pharmaceutical Inc (a)	31	2,191
Exact Sciences Corp (a)	19	822
Exelixis Inc (a)	42	1,551
Gilead Sciences Inc	191	21,402
Ionis Pharmaceuticals Inc (a)	34	1,026
Neurocrine Biosciences Inc (a)	15	1,659
United Therapeutics Corp (a)	5	1,541
Vertex Pharmaceuticals Inc (a)	23	11,151
		87,381
Health Care Equipment & Supplies - 1.9%
Cooper Cos Inc/The (a)	90	7,592
DENTSPLY SIRONA Inc	125	1,868
Envista Holdings Corp (a)	48	828
GE HealthCare Technologies Inc	101	8,152
Globus Medical Inc Class A (a)	26	1,903
Hologic Inc (a)	155	9,574
Intuitive Surgical Inc (a)	44	21,792
Medtronic PLC	290	26,059
Zimmer Biomet Holdings Inc	111	12,563
		90,331
Health Care Providers & Services - 2.3%
Cencora Inc	67	18,632
CVS Health Corp	174	11,789
Encompass Health Corp	23	2,329
Ensign Group Inc/The	11	1,423
HCA Healthcare Inc	44	15,204
HealthEquity Inc (a)	10	884
Option Care Health Inc (a)	34	1,188
Tenet Healthcare Corp (a)	8	1,076
UnitedHealth Group Inc	105	54,994
		107,519
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	13	3,011
Life Sciences Tools & Services - 1.0%
Avantor Inc (a)	104	1,686
Danaher Corp	60	12,300
Illumina Inc (a)	19	1,507
Medpace Holdings Inc (a)	4	1,219
QIAGEN NV (United States)	46	1,847
Thermo Fisher Scientific Inc	58	28,861
		47,420
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	338	20,615
Eli Lilly & Co	80	66,073
Jazz Pharmaceuticals PLC (a)	10	1,242
Johnson & Johnson	312	51,742
Merck & Co Inc	335	30,070
Royalty Pharma PLC Class A	65	2,023
		171,765
TOTAL HEALTH CARE		507,427

Industrials - 8.0%
Aerospace & Defense - 2.1%
Boeing Co (a)	95	16,202
BWX Technologies Inc	13	1,282
Curtiss-Wright Corp	10	3,173
GE Aerospace	134	26,820
General Dynamics Corp	69	18,808
HEICO Corp	19	5,077
L3Harris Technologies Inc	54	11,303
Northrop Grumman Corp	32	16,384
Woodward Inc	8	1,460
		100,509
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	69	8,297
GXO Logistics Inc (a)	33	1,290
		9,587
Building Products - 0.5%
Advanced Drainage Systems Inc	14	1,521
Armstrong World Industries Inc	7	986
AZEK Co Inc/The Class A (a)	33	1,613
Carlisle Cos Inc	10	3,405
Fortune Brands Innovations Inc	41	2,496
Masco Corp	136	9,458
Owens Corning	18	2,571
Simpson Manufacturing Co Inc	8	1,257
Trex Co Inc (a)	20	1,162
UFP Industries Inc	12	1,284
		25,753
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (a)	13	2,562
MSA Safety Inc	7	1,027
Republic Services Inc	80	19,373
Veralto Corp	61	5,944
		28,906
Construction & Engineering - 0.1%
Comfort Systems USA Inc	2	645
EMCOR Group Inc	5	1,848
WillScot Holdings Corp	26	723
		3,216
Electrical Equipment - 0.3%
Acuity Inc	4	1,053
GE Vernova Inc	31	9,464
nVent Electric PLC	42	2,202
Regal Rexnord Corp	11	1,252
Vertiv Holdings Co Class A	14	1,011
		14,982
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings Inc	42	1,827
Norfolk Southern Corp	46	10,895
Old Dominion Freight Line Inc	40	6,618
Ryder System Inc	7	1,007
Saia Inc (a)	3	1,048
Uber Technologies Inc (a)	246	17,924
XPO Inc (a)	8	860
		40,179
Industrial Conglomerates - 0.3%
Honeywell International Inc	68	14,399
Machinery - 1.8%
AGCO Corp	26	2,407
Allison Transmission Holdings Inc	9	860
Caterpillar Inc	73	24,075
CNH Industrial NV Class A	238	2,923
Donaldson Co Inc	15	1,006
Dover Corp	66	11,595
Flowserve Corp	21	1,026
Graco Inc	41	3,424
IDEX Corp	40	7,239
Illinois Tool Works Inc	83	20,585
ITT Inc	11	1,421
Lincoln Electric Holdings Inc	7	1,324
Middleby Corp/The (a)	8	1,216
Oshkosh Corp	15	1,411
RBC Bearings Inc (a)	4	1,287
Toro Co/The	21	1,528
		83,327
Marine Transportation - 0.0%
Kirby Corp (a)	14	1,414
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	15	738
American Airlines Group Inc (a)	137	1,445
Delta Air Lines Inc	140	6,105
		8,288
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp Class A	14	1,464
CACI International Inc (a)	3	1,101
ExlService Holdings Inc (a)	21	991
FTI Consulting Inc (a)	6	984
KBR Inc	38	1,893
Parsons Corp (a)	14	829
Paychex Inc	125	19,286
Paylocity Holding Corp (a)	6	1,124
Robert Half Inc	22	1,200
Science Applications International Corp	9	1,010
SS&C Technologies Holdings Inc	61	5,095
TransUnion	20	1,660
		36,637
Trading Companies & Distributors - 0.2%
Air Lease Corp Class A	21	1,015
Applied Industrial Technologies Inc	4	900
Ferguson Enterprises Inc	24	3,846
Watsco Inc	5	2,542
Wesco International Inc	8	1,242
		9,545
TOTAL INDUSTRIALS		376,742

Information Technology - 28.3%
Communications Equipment - 1.0%
Arista Networks Inc	134	10,382
Cisco Systems Inc	601	37,088
		47,470
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics Inc (a)	10	1,038
Flex Ltd (a)	44	1,456
TD SYNNEX Corp	16	1,663
		4,157
IT Services - 0.9%
Amdocs Ltd	38	3,477
Cloudflare Inc Class A (a)	12	1,352
Globant SA (a)	5	588
IBM Corporation	120	29,839
MongoDB Inc Class A (a)	4	702
Okta Inc Class A (a)	16	1,684
Snowflake Inc Class A (a)	12	1,754
Twilio Inc Class A (a)	11	1,077
		40,473
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices Inc (a)	185	19,007
Broadcom Inc	451	75,511
Entegris Inc	47	4,112
GlobalFoundries Inc (a)	24	886
Intel Corp	520	11,809
Lam Research Corp	323	23,482
MACOM Technology Solutions Holdings Inc (a)	7	703
Marvell Technology Inc	18	1,108
Micron Technology Inc	132	11,469
MKS Instruments Inc	24	1,924
NVIDIA Corp	2,367	256,535
Onto Innovation Inc (a)	8	971
Qorvo Inc (a)	13	941
QUALCOMM Inc	145	22,273
Texas Instruments Inc	114	20,486
		451,217
Software - 9.6%
Adobe Inc (a)	52	19,944
Appfolio Inc Class A (a)	4	880
Atlassian Corp Class A (a)	6	1,273
Bentley Systems Inc Class B	22	865
Cadence Design Systems Inc (a)	27	6,867
Crowdstrike Holdings Inc Class A (a)	31	10,930
Datadog Inc Class A (a)	14	1,389
Dropbox Inc Class A (a)	36	962
Guidewire Software Inc (a)	6	1,124
HubSpot Inc (a)	3	1,714
Intuit Inc	37	22,718
Manhattan Associates Inc (a)	5	865
Microsoft Corp	726	272,533
Oracle Corp	169	23,628
Palantir Technologies Inc Class A (a)	204	17,218
Palo Alto Networks Inc (a)	91	15,528
Procore Technologies Inc (a)	14	924
Salesforce Inc	115	30,861
Servicenow Inc (a)	25	19,904
UiPath Inc Class A (a)	74	762
Zoom Communications Inc Class A (a)	26	1,918
Zscaler Inc (a)	10	1,984
		454,791
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	1,461	324,533
Dell Technologies Inc Class C	33	3,008
NetApp Inc	72	6,324
Super Micro Computer Inc (a)	60	2,054
		335,919
TOTAL INFORMATION TECHNOLOGY		1,334,027

Materials - 2.1%
Chemicals - 1.3%
Cabot Corp	11	915
Ecolab Inc	81	20,535
Element Solutions Inc	45	1,017
Huntsman Corp	58	916
Linde PLC	76	35,389
Olin Corp	34	823
RPM International Inc	29	3,355
		62,950
Construction Materials - 0.1%
CRH PLC	48	4,223
Eagle Materials Inc	6	1,331
		5,554
Containers & Packaging - 0.3%
AptarGroup Inc	29	4,303
Berry Global Group Inc	35	2,443
Crown Holdings Inc	40	3,570
Sealed Air Corp	29	838
Silgan Holdings Inc	30	1,534
		12,688
Metals & Mining - 0.4%
ATI Inc (a)	18	937
Carpenter Technology Corp	5	906
Cleveland-Cliffs Inc (a)	134	1,101
Newmont Corp	213	10,284
Reliance Inc	8	2,310
Royal Gold Inc	8	1,308
		16,846
TOTAL MATERIALS		98,038

Real Estate - 2.2%
Diversified REITs - 0.1%
WP Carey Inc	66	4,165
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	54	2,056
Industrial REITs - 0.4%
Americold Realty Trust Inc	96	2,060
EastGroup Properties Inc	22	3,875
First Industrial Realty Trust Inc	68	3,669
Lineage Inc	64	3,752
Rexford Industrial Realty Inc	105	4,112
STAG Industrial Inc Class A	73	2,637
		20,105
Office REITs - 0.0%
COPT Defense Properties	34	927
Vornado Realty Trust	29	1,073
		2,000
Real Estate Management & Development - 0.0%
Zillow Group Inc Class A (a)	14	936
Residential REITs - 0.7%
American Homes 4 Rent Class A	101	3,819
Equity LifeStyle Properties Inc	62	4,135
Essex Property Trust Inc	26	7,971
Invitation Homes Inc	291	10,142
Sun Communities Inc	30	3,859
		29,926
Retail REITs - 0.8%
Agree Realty Corp	65	5,017
Brixmor Property Group Inc	112	2,974
Federal Realty Investment Trust	64	6,260
Kimco Realty Corp	420	8,921
Regency Centers Corp	125	9,220
		32,392
Specialized REITs - 0.2%
CubeSmart	62	2,648
Gaming and Leisure Properties Inc	102	5,192
Lamar Advertising Co Class A	21	2,389
		10,229
TOTAL REAL ESTATE		101,809

Utilities - 2.9%
Electric Utilities - 1.8%
Constellation Energy Corp	32	6,452
Entergy Corp	164	14,020
Exelon Corp	278	12,810
NextEra Energy Inc	133	9,428
OGE Energy Corp	24	1,103
PPL Corp	472	17,044
Southern Co/The	252	23,172
		84,029
Gas Utilities - 0.0%
National Fuel Gas Co	15	1,188
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	38	4,463
Multi-Utilities - 1.0%
Consolidated Edison Inc	174	19,243
DTE Energy Co	113	15,625
NiSource Inc	295	11,826
		46,694
Water Utilities - 0.0%
Essential Utilities Inc	30	1,186
TOTAL UTILITIES		137,560

TOTAL UNITED STATES		4,508,344
TOTAL COMMON STOCKS (Cost $4,930,286)		4,533,493

Domestic Equity Funds - 1.8%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $82,912)	149	83,723

Purchased Options - 1.9%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini Spx Index Options	Chicago Board Options Exchange	22	1,234,200	524	05/16/25	10,571
Mini Spx Index Options	Chicago Board Options Exchange	20	1,122,000	560	04/17/25	18,580
Mini Spx Index Options	Chicago Board Options Exchange	22	1,234,200	535	06/20/25	21,824
Mini Spx Index Options	Chicago Board Options Exchange	27	1,514,700	390	01/16/26	10,719
Mini Spx Index Options	Chicago Board Options Exchange	24	1,346,400	420	02/20/26	14,280
Mini Spx Index Options	Chicago Board Options Exchange	32	1,795,200	380	03/20/26	14,032

						90,006
TOTAL PURCHASED OPTIONS (Cost $80,418)						90,006

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,093,616)	4,707,222
NET OTHER ASSETS (LIABILITIES) - 0.2%	11,657
NET ASSETS - 100.0%	4,718,879

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	4,999,990	4,999,990	632	-	-	-	-	0.0%
Total	-	4,999,990	4,999,990	632	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.